Financial risk management	12 Months Ended
Dec. 31, 2017
Financial Risks Management [Abstract]
Financial risk management

3. Financial risk management

3.1 Financial risk factors

The Group’s activities expose it to a variety of financial risks such as foreign exchange risk, credit risk, interest rate risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Financial risk management is carried out by the Group`s finance department subject to and pursuing policies approved by the Board of Directors.

Foreign exchange risk

The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the Swiss franc (CHF), Euro (EUR) and British Pound (GBP). Foreign exchange risk arises from future commercial transactions (e.g. costs for clinical services) and recognized assets and liabilities. Management has set up a policy to manage the foreign exchange risk against their functional currency. To manage its foreign exchange risk arising from future commercial transactions and recognized assets and liabilities, the Group’s finance department maintains foreign currency cash balances to cover anticipated future requirements.

The sensitivity of profit or loss to changes in the exchange rates in the reported periods are as follows:

EUR positions	Increase /decrease exchange rate vs CHF (2016) and USD (2017)	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2017	+5%	924	924
	-5%	(924)	(924)
2016	+5%	274	274
	-5%	(274)	(274)
GBP positions	Increase /decrease exchange rate vs CHF (2016) and USD (2017)	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2017	+5%	98	98
	-5%	(98)	(98)
2016	+5%	193	193
	-5%	(193)	(193)
CHF positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2017	+5%	474	474
	-5%	(474)	(474)
USD positions	Increase /decrease exchange rate vs CHF	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2016	+5%	349	349
	-5%	(349)	(349)

Credit risk

Cash and cash equivalents are deposited with top tier banks and institutions with a short term rating of “A-1” or “P-1” with Standard & Poor’s and Moody’s, respectively.

The maximum credit risk exposure the Group faces in connection with its financial assets, being cash and cash equivalents and other receivables, is the carrying amounts of these balances as shown in the consolidated balance sheet.

Interest rate risk

The Group’s exposure to interest rate fluctuations is limited because the Group has no interest-bearing indebtedness.

Liquidity risk

The Group’s principal source of liquidity is the cash reserves which are obtained through the issuance of new shares. The Group’s policy is to invest these funds in low risk investments including interest bearing deposits. The ability of the Group to maintain adequate cash reserves to sustain its activities in the medium term is subject to risk as it is highly dependent on the Group’s ability to raise further funds from the sale of new shares.

3.2 Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to ensure the financing of successful research and development activities so that future profits can be generated and to maintain sufficient financial resources to mitigate against risks and unforeseen events.

The Group is also subject to capital maintenance requirement under Swiss law. To ensure that statutory capital requirements are met, the Group monitors capital periodically.

3.3 Fair value estimation and financial instruments

The carrying value less impairment provision of receivables and payables approximate their fair values due to their short-term nature.

All financial assets and liabilities, respectively, are held at their amortized cost.

The Group’s financial assets consist of cash and cash equivalents and other receivables which are classified as loans and receivables at amortized costs according to IAS 39. The Group’s financial liabilities consist of other payables and accruals which are classified as other liabilities at amortized cost according to IAS 39.